UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Investment House LLC
Address:   11150 Santa Monica Boulevard, Suite 850
           Los Angeles, California  90025


Form 13F File Number: (310) 268-2606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David L. Kahn
Title:   Compliance Officer
Phone:   (310) 268-2606

Signature, Place, and Date of Signing:


  /s/ David L. Kahn              Los Angeles, California           2/11/2013
---------------------------      -----------------------         ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          139
                                         -----------

Form 13F Information Table Value Total:  $   418,760
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  ----------------  ---------  --------  -------------------  ----------  -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------
       NAME OF ISSUER               CLASS          CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ----------------  ---------  --------  --------  ---  ----  ----------  -------- ------- ------- ----
ACCENTURE PLC IRELAND          SHS CLASS A       G1151C101     6,321    95,046  SH         SOLE                  64,706  30,340
INGERSOLL-RAND PLC             SHS               G47791101       211     4,400  SH         SOLE                       0   4,400
GARMIN LTD                     SHS               H2906T109       780    19,150  SH         SOLE                     550  18,600
STRATASYS LTD                  SHS               M85548101    22,559   281,464  SH         SOLE                 131,319 150,145
ALPS ETF TR                    ALERIAN MLP       00162Q866       313    19,638  SH         SOLE                       0  19,638
AT&T INC                       COM               00206R102     1,673    49,628  SH         SOLE                  15,297  34,331
ABBOTT LABS                    COM               002824100     6,542    99,878  SH         SOLE                  36,066  63,812
ACCURAY INC                    COM               004397105       115    17,825  SH         SOLE                     750  17,075
ADOBE SYS INC                  COM               00724F101     4,834   128,304  SH         SOLE                  29,199  99,105
AGILENT TECHNOLOGIES INC       COM               00846U101       998    24,383  SH         SOLE                  11,988  12,395
ALLERGAN INC                   COM               018490102     3,106    33,865  SH         SOLE                  23,095  10,770
AMAZON COM INC                 COM               023135106     1,399     5,575  SH         SOLE                   3,725   1,850
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105       241    10,400  SH         SOLE                  10,400       0
AMERICAN ELEC PWR INC          COM               025537101       427    10,000  SH         SOLE                   2,550   7,450
AMERICAN EXPRESS CO            COM               025816109       418     7,275  SH         SOLE                   1,450   5,825
AMGEN INC                      COM               031162100     4,205    48,783  SH         SOLE                  15,003  33,780
APPLE INC                      COM               037833100    23,436    44,038  SH         SOLE                  24,368  19,670
AUTODESK INC                   COM               052769106     1,104    31,220  SH         SOLE                  19,045  12,175
AUTOMATIC DATA PROCESSING IN   COM               053015103     3,567    62,661  SH         SOLE                  17,600  45,061
BARD C R INC                   COM               067383109     1,820    18,625  SH         SOLE                  11,395   7,230
BAXTER INTL INC                COM               071813109     3,999    59,995  SH         SOLE                  33,780  26,215
BED BATH & BEYOND INC          COM               075896100     1,434    25,650  SH         SOLE                  16,325   9,325
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       340     3,793  SH         SOLE                   3,125     668
BIOGEN IDEC INC                COM               09062X103     1,730    11,818  SH         SOLE                   7,253   4,565
BRISTOL MYERS SQUIBB CO        COM               110122108       920    28,225  SH         SOLE                  11,875  16,350
CARNIVAL CORP                  PAIRED CTF        143658300       286     7,775  SH         SOLE                   2,750   5,025
CATERPILLAR INC DEL            COM               149123101     1,458    16,268  SH         SOLE                  11,668   4,600
CELGENE CORP                   COM               151020104     2,501    31,878  SH         SOLE                  21,228  10,650
CHURCH & DWIGHT INC            COM               171340102     6,184   115,435  SH         SOLE                  65,435  50,000
CISCO SYS INC                  COM               17275R102     2,501   127,300  SH         SOLE                   7,820 119,480
CITRIX SYS INC                 COM               177376100     1,258    19,175  SH         SOLE                   9,275   9,900
COCA COLA CO                   COM               191216100     5,555   153,255  SH         SOLE                  95,165  58,090
COLGATE PALMOLIVE CO           COM               194162103       795     7,600  SH         SOLE                   4,725   2,875
COMPUTER SCIENCES CORP         COM               205363104       744    18,580  SH         SOLE                       0  18,580
CONCEPTUS INC                  COM               206016107     1,919    91,395  SH         SOLE                  34,350  57,045
CONSOLIDATED EDISON INC        COM               209115104       364     6,560  SH         SOLE                   2,350   4,210
COSTCO WHSL CORP NEW           COM               22160K105     7,471    75,672  SH         SOLE                  28,465  47,207
CUMMINS INC                    COM               231021106     2,981    27,511  SH         SOLE                  14,899  12,612
DANAHER CORP DEL               COM               235851102       361     6,450  SH         SOLE                   6,450       0
DAVITA HEALTHCARE PARTNERS I   COM               23918K108     1,744    15,780  SH         SOLE                   8,885   6,895
DISNEY WALT CO                 COM DISNEY        254687106       249     5,000  SH         SOLE                   4,400     600
DOMINION RES INC VA NEW        COM               25746U109       389     7,500  SH         SOLE                   2,050   5,450
DONALDSON INC                  COM               257651109     2,791    85,000  SH         SOLE                       0  85,000
DU PONT E I DE NEMOURS & CO    COM               263534109       237     5,275  SH         SOLE                   1,900   3,375
E M C CORP MASS                COM               268648102     2,948   116,515  SH         SOLE                  85,590  30,925
EBAY INC                       COM               278642103     7,454   146,156  SH         SOLE                  89,481  56,675
ECOLAB INC                     COM               278865100     6,032    83,894  SH         SOLE                  43,770  40,124
EDISON INTL                    COM               281020107       296     6,559  SH         SOLE                   1,959   4,600
EDWARDS LIFESCIENCES CORP      COM               28176E108     4,554    50,510  SH         SOLE                  24,610  25,900
EMERSON ELEC CO                COM               291011104       222     4,200  SH         SOLE                   1,200   3,000
FACEBOOK INC                   CL A              30303M102     2,542    95,475  SH         SOLE                  56,075  39,400
FEDEX CORP                     COM               31428X106     5,198    56,675  SH         SOLE                  23,935  32,740
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS    344419106     1,288    12,795  SH         SOLE                   3,725   9,070
GENERAL ELECTRIC CO            COM               369604103     3,083   146,866  SH         SOLE                  97,066  49,800
GILEAD SCIENCES INC            COM               375558103     2,508    34,150  SH         SOLE                  19,640  14,510
GOOGLE INC                     CL A              38259P508    14,167    20,028  SH         SOLE                   9,697  10,331
GRAINGER W W INC               COM               384802104     6,626    32,741  SH         SOLE                  13,250  19,491
GRANITE CONSTR INC             COM               387328107       349    10,380  SH         SOLE                       0  10,380
HAIN CELESTIAL GROUP INC       COM               405217100       926    17,080  SH         SOLE                   8,850   8,230
HEALTH CARE REIT INC           COM               42217K106       270     4,400  SH         SOLE                   4,100     300
HOME DEPOT INC                 COM               437076102     6,542   105,779  SH         SOLE                     425 105,354
HORIZON PHARMA INC             COM               44047T109        23    10,000  SH         SOLE                       0  10,000
INTEL CORP                     COM               458140100     5,993   290,630  SH         SOLE                  67,947 222,683
INTERNATIONAL BUSINESS MACHS   COM               459200101    14,493    75,660  SH         SOLE                  33,298  42,362
INTUIT                         COM               461202103     8,787   147,740  SH         SOLE                  82,695  65,045
INTUITIVE SURGICAL INC         COM NEW           46120E602     1,704     3,474  SH         SOLE                   3,340     134
ISHARES TR                     IBOXX INV CPBD    464287242       583     4,820  SH         SOLE                     395   4,425
ISHARES TR                     BARCLYS 1-3 YR    464287457     1,664    19,706  SH         SOLE                     481  19,225
ISHARES TR                     NASDQ BIO INDX    464287556       374     2,725  SH         SOLE                     250   2,475
JOHNSON & JOHNSON              COM               478160104     7,867   112,219  SH         SOLE                  18,242  93,977
JOHNSON CTLS INC               COM               478366107       281     9,150  SH         SOLE                       0   9,150
KELLOGG CO                     COM               487836108       325     5,825  SH         SOLE                   3,225   2,600
KENNAMETAL INC                 COM               489170100       272     6,800  SH         SOLE                       0   6,800
LIFE TECHNOLOGIES CORP         COM               53217V109       382     7,791  SH         SOLE                       0   7,791
LILLY ELI & CO                 COM               532457108     1,549    31,402  SH         SOLE                  12,552  18,850
MACERICH CO                    COM               554382101     5,873   100,744  SH         SOLE                 100,870    -126
MANNKIND CORP                  COM               56400P201        30    13,000  SH         SOLE                       0  13,000
MANPOWERGROUP INC              COM               56418H100       240     5,660  SH         SOLE                       0   5,660
MCDONALDS CORP                 COM               580135101     2,088    23,672  SH         SOLE                   9,462  14,210
MCKESSON CORP                  COM               58155Q103     4,976    51,316  SH         SOLE                  28,591  22,725
MEDTRONIC INC                  COM               585055106     9,314   227,048  SH         SOLE                  30,390 196,658
MENS WEARHOUSE INC             COM               587118100       582    18,675  SH         SOLE                     650  18,025
MERCK & CO INC NEW             COM               58933Y105     3,909    95,484  SH         SOLE                  50,562  44,922
MICROSOFT CORP                 COM               594918104    12,984   486,117  SH         SOLE                 142,735 343,382
MOODYS CORP                    COM               615369105       263     5,220  SH         SOLE                       0   5,220
MYLAN INC                      COM               628530107     1,901    69,243  SH         SOLE                  59,168  10,075
NEXTERA ENERGY INC             COM               65339F101       614     8,875  SH         SOLE                     300   8,575
NIKE INC                       CL B              654106103     3,525    68,321  SH         SOLE                  36,460  31,861
NORFOLK SOUTHERN CORP          COM               655844108     2,593    41,927  SH         SOLE                  28,157  13,770
NOVARTIS A G                   SPONSORED ADR     66987V109     5,168    81,642  SH         SOLE                  40,128  41,514
NUANCE COMMUNICATIONS INC      COM               67020Y100       372    16,650  SH         SOLE                   1,500  15,150
OMNICOM GROUP INC              COM               681919106       312     6,250  SH         SOLE                   5,760     490
ORACLE CORP                    COM               68389X105     5,017   150,577  SH         SOLE                  62,871  87,706
PG&E CORP                      COM               69331C108       448    11,150  SH         SOLE                   3,125   8,025
PAYCHEX INC                    COM               704326107       747    24,030  SH         SOLE                   7,080  16,950
PEPSICO INC                    COM               713448108     4,635    67,730  SH         SOLE                  25,866  41,864
PETSMART INC                   COM               716768106     3,230    47,270  SH         SOLE                  22,225  25,045
PFIZER INC                     COM               717081103     2,698   107,590  SH         SOLE                  55,815  51,775
PROCTER & GAMBLE CO            COM               742718109     3,848    56,679  SH         SOLE                   4,114  52,565
PUBLIC SVC ENTERPRISE GROUP    COM               744573106       316    10,325  SH         SOLE                   2,300   8,025
QUALCOMM INC                   COM               747525103     6,458   104,402  SH         SOLE                  61,876  42,526
RITE AID CORP                  COM               767754104        14    10,000  SH         SOLE                       0  10,000
ST JUDE MED INC                COM               790849103       503    13,910  SH         SOLE                       0  13,910
SAP AG                         SPON ADR          803054204     4,763    59,253  SH         SOLE                  32,343  26,910
SCHEIN HENRY INC               COM               806407102     1,716    21,340  SH         SOLE                  19,400   1,940
SCHLUMBERGER LTD               COM               806857108       258     3,725  SH         SOLE                   1,225   2,500
SCOTTS MIRACLE GRO CO          CL A              810186106     9,874   224,153  SH         SOLE                  96,403 127,750
SIGMA ALDRICH CORP             COM               826552101     3,715    50,483  SH         SOLE                  35,692  14,791
SOUTHERN CO                    COM               842587107       315     7,349  SH         SOLE                   2,649   4,700
STERICYCLE INC                 COM               858912108     2,623    28,120  SH         SOLE                  13,436  14,684
STRYKER CORP                   COM               863667101     2,125    38,761  SH         SOLE                  30,086   8,675
SYMANTEC CORP                  COM               871503108     2,439   129,593  SH         SOLE                  86,768  42,825
SYSCO CORP                     COM               871829107     5,258   166,085  SH         SOLE                  21,075 145,010
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209     6,357   170,252  SH         SOLE                  48,476 121,776
TEXAS INSTRS INC               COM               882508104     2,713    87,825  SH         SOLE                  38,400  49,425
3-D SYS CORP DEL               COM NEW           88554D205       547    10,250  SH         SOLE                     425   9,825
3M CO                          COM               88579Y101     2,335    25,153  SH         SOLE                  15,793   9,360
TIFFANY & CO NEW               COM               886547108     2,246    39,175  SH         SOLE                   2,650  36,525
TRIMBLE NAVIGATION LTD         COM               896239100    16,525   276,422  SH         SOLE                 129,100 147,322
TUPPERWARE BRANDS CORP         COM               899896104     4,866    75,918  SH         SOLE                  45,068  30,850
UNION PAC CORP                 COM               907818108       742     5,900  SH         SOLE                   2,550   3,350
UNITED PARCEL SERVICE INC      CL B              911312106       968    13,128  SH         SOLE                   7,593   5,535
UNITEDHEALTH GROUP INC         COM               91324P102       483     8,900  SH         SOLE                   8,400     500
VANGUARD BD INDEX FD INC       INTERMED TERM     921937819       469     5,317  SH         SOLE                       0   5,317
VANGUARD BD INDEX FD INC       SHORT TRM BOND    921937827       485     5,992  SH         SOLE                       0   5,992
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD      921946406       282     5,716  SH         SOLE                       0   5,716
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF  922042858       254     5,693  SH         SOLE                       0   5,693
VERIZON COMMUNICATIONS INC     COM               92343V104     2,269    52,439  SH         SOLE                  17,395  35,044
WAL-MART STORES INC            COM               931142103       788    11,550  SH         SOLE                   3,500   8,050
WALGREEN CO                    COM               931422109     2,075    56,075  SH         SOLE                     275  55,800
WASTE MGMT INC DEL             COM               94106L109       398    11,800  SH         SOLE                   3,750   8,050
WATERS CORP                    COM               941848103     3,451    39,613  SH         SOLE                  19,453  20,160
WEIGHT WATCHERS INTL INC NEW   COM               948626106     1,657    31,640  SH         SOLE                  20,100  11,540
WELLS FARGO & CO NEW           PERP PFD CNV A    949746804       202       165  SH         SOLE                     165       0
WESTERN UN CO                  COM               959802109       371    27,225  SH         SOLE                       0  27,225
WHIRLPOOL CORP                 COM               963320106     2,387    23,455  SH         SOLE                   7,015  16,440
WISCONSIN ENERGY CORP          COM               976657106       297     8,050  SH         SOLE                     450   7,600
YAHOO INC                      COM               984332106       604    30,350  SH         SOLE                  26,700   3,650
YUM BRANDS INC                 COM               988498101     7,663   115,401  SH         SOLE                  67,176  48,225